SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Number of operating segments | segment	1
Restricted Cash	$ 3,000,000	$ 3,000,000
Reserve for doubtful accounts	1,114,183	60,000
Inventory valuation reserve	353,994	784,289
Sales discount	10,700,000	4,000,000.0
Fair value transfers between measurement levels	0	0
Overstatement of shareholders' equity on issuance of preferred shares		29,487,000
Understatement of non-controlling interest on issuance of preferred shares		29,487,000
Shareholders' equity	168,862,014	$ 182,134,690	$ 26,274,924
Reclassification from additional paid in capital to non-controlling interest
Accounting Policies [Line Items]
Shareholders' equity	$ 29,487,000